Equity - Non-controlling interests - Dividends (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 225	€ 248	€ 246
Sonatel [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	165	192	190
Medi Telecom [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	24	22	20
Orange Belgium [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	14	14	14
Jordan Telecom and subsidiaries [member]
Disclosure of classes of share capital [line items]
Dividends paid to minority shareholders	€ 9	€ 13	€ 14